FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAMS STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171


DATE OF REPORTING PERIOD:                               SEPTEMBER 30, 2004

COMMON STOCK - 99.68%
           Advertising Industry -- 0.39%
  1,300    Monster Worldwide, Inc.................        32,032
  1,200    Omnicom Group..........................        87,672
                                                      ----------
                                                         119,704
                                                      ----------

           Aerospace/Defense Industry -- 0.34%
  1,600    Textron Inc............................       102,832
                                                      ----------


           Air Transport Industry -- 0.23%
  1,400    Delta Air Lines Incorporated...........         4,606
  2,200    Gateway, Incorporated..................        10,890
  4,050    Southwest Airlines Company.............        55,161
                                                      ----------
                                                          70,657
                                                      ----------

           Auto & Truck Industry -- 0.12%
    500    Cummins Inc............................        36,945
                                                      ----------


           Auto Parts (OEM) Industry -- 0.26%
    700    Arvinmeritor...........................        13,125
    600    Superior Industries International......        17,970
  1,300    Synovus Financial Corporation..........        33,995
  1,800    Visteon Corp...........................        14,382
                                                      ----------
                                                          79,472
                                                      ----------

           Auto Parts (Replacement) Industry --
           2.12%
 16,850    Genuine Parts Company..................       646,703
                                                      ----------

           Bank Industry -- 10.03%
  5,100    BB&T Corporation.......................       202,419
 28,202    Bank of America Corporation ...........     1,221,993
  3,000    Bank of New York Company Incorporated..        87,510
    900    Capital One Financial..................        66,510
    600    Keycorp................................        18,960
  1,100    M & T Bank Corp. ......................       105,270
  1,100    PNC Bank Corporation...................        59,510
    900    State Str Corp.........................        38,439
  1,500    Suntrust Banks.........................       105,615
  5,000    Wachovia Corporation (New) ............       234,750
  5,704    Washington Mutual Incorporated.........       222,912
 11,700    Wells Fargo and Company................       697,671
                                                      ----------
                                                       3,061,559
                                                      ----------

           Bank (Midwest) Industry -- 2.58%
  1,100    Comerica Incorporated..................        65,285
  2,700    Fifth Third Bankcorp...................       132,894
  5,400    Mellon Bank Corporation................       149,526
  3,700    National City Corporation..............       142,894
  1,100    Northern Trust.........................        44,924
  8,728    US Bankcorp (New) .....................       252,239
                                                      ----------
                                                         787,762
                                                      ----------

           Beverage (Soft Drink) Industry -- 2.47%
  2,500    Coca Cola Enterprises Incorporated.....        47,250
 14,510    Pepsico Incorporated...................       705,912
                                                      ----------
                                                         753,162
                                                      ----------

           Business Services (Other) Industry --
           0.10%
  1,300    Sungard Data...........................        30,901
                                                      ----------


           Chemical (Diversified) Industry --
           0.70%
  2,700    Air Products and Chemicals Incorporated       146,826
  1,400    Millipore Corporation..................        66,990
                                                      ----------
                                                         213,816
                                                      ----------

           Chemical (Specialty) Industry -- 0.44%
  2,600    Praxair Incorporated...................       111,124
    400    Sigma Aldrich Corporation..............        23,200
                                                      ----------
                                                         134,324
                                                      ----------

           Communication (Other) Industry -- 0.01%
  2,200    Ciena Corporation......................         4,356
                                                      ----------


           Computer & Peripherals Industry -- 3.24%
  3,200    3Com Corporation.......................        13,504
  2,000    Apple Computer Incorporated............        77,500
 15,400    Dell Inc. .............................       548,240
  7,400    EMC Corporation/Mass...................        85,396
 10,100    Hewlett Packard Company................       189,375
  1,800    Ingram Micro Inc. .....................        28,980
    124    MIPS Technologies, Inc. ...............           707
    900    Silicon Graphics Incorporated..........         1,296
 11,200    Sun Microsystems Incorporated..........        45,248
                                                      ----------
                                                         990,246
                                                      ----------

           Computer Integrated Systems Design
           Industry -- 0.07%
    600    Fiserv Inc. Company....................        20,916
                                                      ----------


           Computer Related Business Services --
           0.07%
    300    Adaptec Inc Com........................         2,280
  2,700    Siebel System..........................        20,358
                                                      ----------
                                                          22,638
                                                      ----------

           Computer Networks Industry -- 0.16%
  1,200    Comverse...............................        22,596
  1,100    Network Appliance Incorporated.........        25,355
                                                      ----------
                                                          47,951
                                                      ----------

           Computer Software & Services Industry
           -- 6.90%
    800    Adobe Sys Incorporated.................        39,576
  2,600    Automatic Data Processing Incorporated.       107,432
    400    Citrix Systems Incorporated............         7,008
  3,750    Computer Associates International......        98,625
  3,000    Compuware Corporation..................        15,450
  3,685    First Data Corporation.................       160,298
 46,600    Microsoft Corporation..................     1,288,490
    900    Nvidia Corp............................        13,068
 25,400    Oracle Corporation.....................       286,512
  1,200    PeopleSoft Inc.........................        23,820
     49    Roxio, Incorporated....................           252
  3,691    Veritas Software Company...............        65,700
                                                      ----------
                                                       2,106,230
                                                      ----------

           Consumer & Business Services Industry
           -- 0.23%
  1,500    Paychex Inc Com........................        45,225
    200    Reynolds & Reynolds....................         4,934
    800    Robert Half Intl.......................        20,616
                                                      ----------
                                                          70,775
                                                      ----------

           Diversified Company Industry -- 0.55%
  2,100    Hillenbrand Industries.................       106,113
  2,500    Service Corporation International......        15,525
  1,700    Thermo Electron Corporation............        45,934
                                                      ----------
                                                         167,572
                                                      ----------

           Drug Industry -- 3.85%
  1,600    AmerisourceBergen Corp.................        85,936
  4,600    Amgen Incorporated.....................       261,326
  4,400    Eli Lilly and Company..................       264,220
  4,200    Forest Labs Inc........................       188,832
    700    Genzyme Corporation - General Division.        38,087
    200    Indevus Pharmaceuticals................         1,418
  1,200    King Pharmaceuticals...................        14,328
  1,049    Medco Health Solutions, Inc. ..........        32,414
  8,700    Merck and Company Incorporated.........       287,100
                                                      ----------
                                                       1,173,661
                                                      ----------

           Drugstore Industry -- 0.90%
  2,200    Longs Drug.............................        53,240
    800    Rite Aid Corporation...................         2,816
  6,100    Walgreen Company.......................       218,563
                                                      ----------
                                                         274,619
                                                      ----------

           Electric & Other Utility Services
           Industry -- 0.10%
  4,500    Calpine Corp...........................        13,050
  2,100    Sierra Pacific Resources, Incorporated.        18,795
                                                      ----------
                                                          31,845
                                                      ----------

           Electric Utility (West) Industry --
           0.52%
  7,000    Puget Energy Inc. .....................       158,900
                                                      ----------


           Electrical Equipment Industry -- 1.01%
  1,600    Avnet Inc Com..........................        27,392
  1,800    Emerson Electric Company...............       111,402
  1,600    Grainger, WW Incorporated..............        92,240
  1,600    Maxim Integrated Products..............        67,664
    300    Qlogic Corp............................         8,913
                                                      ----------
                                                         307,611
                                                      ----------

           Electronics Industry -- 0.02%
    200    Scientific Atlanta.....................         5,184
                                                      ----------


           Entertainment Industry -- 0.11%
    839    Metro Goldwyn Mayer....................         9,707
    800    Univision..............................        25,288
                                                      ----------
                                                          34,995
                                                      ----------

           Environmental Industry -- 0.48%
  7,200    AutoNation Incorporated................       122,976
  1,000    Flowserve Corp.........................        24,180
                                                      ----------
                                                         147,156
                                                      ----------

           Financial Services Industry -- 4.72%
  7,800    American Express Company...............       401,388
  1,700    Deluxe Corporation.....................        69,734
  3,400    Franklin Resources Incorporated........       189,584
    338    Gartner Group, Inc. Class B............         3,904
  1,000    H&R Block Incorporated.................        49,420
    900    Janus Capital..........................        12,249
  5,400    MBNA Corporation.......................       136,080
  6,040    Morgan Stanley Dean Witter.............       297,772
    400    Price T Rowe...........................        20,376
  2,100    Prudential Financial...................        98,784
 17,550    Schwab (Chas) Corporation..............       161,285
                                                      ----------
                                                       1,440,575
                                                      ----------

          Food Processing Industry -- 2.99%
  1,100    Campbell Soup..........................        28,919
  4,400    General Mills Incorporated.............       197,560
  9,000    Hershey Foods Corporation..............       420,390
  3,100    Kellogg Company........................       132,246
  2,100    Wm Wrigley Jr Company..................       132,951
                                                      ----------
                                                         912,066
                                                      ----------

           Food Wholesalers Industry -- 1.17%
 11,900    Sysco Corporation......................       356,048
                                                      ----------


           Foreign Telecommunication Industry --
           0.12%
 10,400    Nortel Networks Corpor.................        35,360
                                                      ----------


           Furniture/Home Furnishings Industry --
           0.13%
  1,400    Leggett & Platt........................        39,340
                                                      ----------


           Grocery Industry -- 0.14%
  1,652    Albertsons Incorporated................        39,532
    800    Winn Dixie Stores Incorporated.........         2,472
                                                      ----------
                                                          42,004
                                                      ----------

           Healthcare Info Systems Industry --
           0.30%
  3,600    McKesson HBOC Incorporated.............        92,340
                                                     -----------


           Home Appliance Industry -- 0.11%
    500    Maytag Corporation.....................         9,185
    400    Whirlpool Corporation..................        24,036
                                                      ----------
                                                          33,221
                                                      ----------

           Homebuilding Industry -- 0.10%
    900    D.R. Horton Inc........................        29,799
                                                      ----------


           Household Products Industry -- 0.13%
  1,982    Newell Rubbermaid Incorporated.........        39,719
                                                      ----------


           Industrial Services Industry -- 0.09%
    600    Nabors Inds Inc........................        28,410
                                                      ----------


           Insurance (Diversified) Industry --
           5.14%
 11,773    American International Group...........       800,446
  1,200    Lincoln National Corporation...........        56,400
  4,000    Lowe's Companies Incorporated..........       217,400
    600    MBIA Inc ..............................        34,926
  1,500    MGIC Investment Corporation............        99,825
  2,400    Marsh and Mclennan Companies...........       109,824
  4,213    St. Paul Travelers Companies...........       139,282
  7,000    UnumProvident Corporation..............       109,830
                                                      ----------
                                                       1,567,933
                                                      ----------

           Insurance (Life) Industry -- 0.45%
  2,000    AFLAC Incorporated.....................        78,420
    900    Jefferson Pilot Corporation............        44,694
  1,000    Providian Corporation..................        15,540
                                                      ----------
                                                         138,654
                                                      ----------

           Insurance (Property/Casualty) Industry
           -- 2.14%
  4,400    Allstate Corporation...................       211,156
  1,100    American National Insurance............       106,469
    900    Chubb Corporation......................        63,252
    630    Cincinnati Financial...................        25,969
  1,400    Hartford Financial Services Group......        86,702
  1,500    Progressive Corp,Ohio..................       127,125
    700    Safeco Corporation.....................        31,955
                                                      ----------
                                                         652,628
                                                      ----------

           Internet Auction Industry -- 0.51%
  1,700    E-Bay, Incorporated....................       156,298
                                                      ----------


           Internet Services Industry-- 0.41%
  3,700    Yahoo Incorporated.....................       125,467
                                                      ----------


           Machinery Industry -- 0.23%
    200    Snap On Incorporated...................         5,512
  1,500    Stanley Works..........................        63,795
                                                      ----------
                                                          69,307
                                                      ----------

           Machinery (Construction & Mining)
           Industry -- 0.44%
  2,100    Deere and Company......................       135,555
                                                      ----------


           Management Services Industry -- 0.19%
  1,300    Convergys Corporation..................        17,459
  1,000    KLA-Tencor Corporation.................        41,480
                                                      ----------
                                                          58,939
                                                      ----------

           Manufacturing -
           Communication/Industrial Products
           Industry -- 0.05%
  4,700    JDS Uniphase...........................        15,839
                                                      ----------

           Manufacturing - Electronics (General)
           Industry -- 0.42%
  2,100    American Power Conversion..............        36,519
  3,125    Molex Incorporated.....................        93,188
                                                      ----------
                                                         129,707
                                                      ----------

           Manufacturing - Electronics, Not
           Elsewhere Classified -- 0.37%
    400    Novelluss Systems, Inc. ...............        10,656
  6,125    Symbol Technical.......................        77,420
    900    Thomas and Betts Corporation...........        24,138
                                                      ----------
                                                         112,214
                                                      ----------

           Manufacturing (General) Industry --
           0.52%
  1,800    Diebold, Inc...........................        84,060
    900    Lexmark International..................        75,609
                                                      ----------
                                                         159,669
                                                      ----------

           Media Industry -- 0.43%
  4,700    Fox Entertainment Group................       130,378
                                                      ----------


           Medical - Clinical Supplies & Services
           Industry -- 0.17%
    400    Laboratory Corp........................        17,488
    400    Quest Diagnostics Incorporated.........        35,288
                                                      ----------
                                                          52,776
                                                      ----------

           Medical Services Industry -- 1.32%
  2,600    IMS Health.............................        62,192
  4,600    United Healthcare Corporation..........       339,204
                                                      ----------
                                                         401,396
                                                      ----------

           Medical Supplies Industry -- 5.63%
  8,100    Abbott Laboratories....................       343,116
  2,200    Baxter International Incorporated......        70,752
    700    Becton Dickinson and Company...........        36,190

  3,475    Biomet, Incorporated...................       162,908
  4,800    Boston Scientific Corporation..........       190,704
  1,000    Guidant Corporation....................        66,040
  7,600    Medtronic Incorporated.................       394,440
  9,400    Stryker Corporation....................       451,952
    116    Viasys Healthcare, Inc. ...............         1,941
                                                      ----------
                                                       1,718,043
                                                      ----------

           Metal Fabricating Industry -- 1.43%
  4,700    Illinois Tool Works Incorporated.......       437,899
                                                      ----------


           Metals & Mining (Diversified)
           Industry  -- 0.72%
  5,600    Inco Limited...........................       218,680
                                                      ----------


           Natural Gas (Distribution) Industry --
           0.43%
  4,600    WGL Holdings...........................       129,996
                                                      ----------


           Natural Gas (Diversified) Industry --
           0.71%
  5,500    Keyspan Corporation....................       215,600
                                                      ----------


           Newspaper Industry -- 0.85%
  2,500    Gannett Incorporated...................       209,400
  1,190    Tribune Company........................        48,969
                                                      ----------
                                                         258,369
                                                      ----------

           Office Equipment & Supplies Industry
           -- 1.07%
  2,300    Ikon Office Solutions Incorporated.....        27,646
    400    Imagistics International...............        13,440
  1,000    Office Depot Incorporated..............        15,030
  5,000    Pitney Bowes Incorporated..............       220,500
    700    Staples Incorporated...................        20,874
  2,100    Xerox Corporation......................        29,568
                                                      ----------
                                                         327,058
                                                      ----------

           Oil and Mining Services Industry --
           0.06%
  3,200    Global Inds Ltd........................        19,776
                                                      ----------


           Oil Exploration Industry -- 0.02%
    212    Cimarex Energy Co. ....................         7,407
                                                      ----------


           Oilfield Services/Equipment Industry
           -- 0.68%
    200    Cooper Cameron Corporation.............        10,968
    400    Ensco International Incorporated.......        13,068
  1,266    Global Santa Fe Corporation............        38,803
    400    Helmerich and Payne Incorporated.......        11,476
    600    Noble Corporation......................        26,970
    700    Rowan Companies Incorporated...........        18,480
  1,936    Transocean Inc. .......................        69,270
    712    Varco International Incorporated.......        19,096
                                                      ----------
                                                         208,131
                                                      ----------

           Packaging & Container Industry -- 1.06%
  3,100    Aptargroup Inc. .......................       136,307
  1,800    Bemis Company Incorporated.............        47,844
  2,700    Sealed Air Corporation.................       125,145
    550    Sonoco Products Company................        14,542
                                                      ----------
                                                         323,838
                                                      ----------

           Paper & Forest Products Industry --
           0.20%
     48    Kadant, Inc............................           881
  1,700    Plum Creek Timber......................        59,551
                                                      ----------
                                                          60,432
                                                      ----------

           Petroleum (Integrated) Industry --
           1.52%
  5,058    Devon Energy Corporation...............       359,169
  1,200    Murphy Oil Corporation.................       104,124
                                                      ----------
                                                         463,293
                                                      ----------

           Petroleum (Producing) Industry -- 1.32%
  5,664    Anadarko Petroleum Corporation.........       375,863
    600    Pogo Producing Company.................        28,470
                                                      ----------
                                                         404,333
                                                      ----------

           Pharmaceutical Research and
           Development Industry -- 0.06%
    580    Hospira Incorporated...................        17,748
                                                      ----------


           Publishing Industry -- 0.26%
  1,000    Mcgraw Hill Company Incorporated.......        79,690
                                                      ----------


           Railroad Industry -- 0.66%
  2,300    CSX Corp...............................        76,360
  4,200    Norfolk Southern Corporation...........       124,908
                                                      ----------
                                                         201,268
                                                      ----------

           Manufacturing - Electronics, Not
           Elsewhere Classified -- 0.37%
    400    Novelluss Systems, Inc. ...............        10,656
  6,125    Symbol Technical.......................        77,420
    900    Thomas and Betts Corporation...........        24,138
                                                      ----------
                                                         112,214
                                                      ----------

           Manufacturing (General) Industry --
           0.52%
  1,800    Diebold, Inc...........................        84,060
    900    Lexmark International..................        75,609
                                                      ----------
                                                         159,669
                                                      ----------

           Media Industry -- 0.43%
  4,700    Fox Entertainment Group................       130,378
                                                      ----------

           Medical - Clinical Supplies & Services
           Industry -- 0.17%
    400    Laboratory Corp........................        17,488
    400    Quest Diagnostics Incorporated.........        35,288
                                                      ----------
                                                          52,776
                                                      ----------

           Medical Services Industry -- 1.32%
  2,600    IMS Health.............................        62,192
  4,600    United Healthcare Corporation..........       339,204
                                                      ----------
                                                         401,396
                                                      ----------

           Medical Supplies Industry -- 5.63%
  8,100    Abbott Laboratories....................       343,116
  2,200    Baxter International Incorporated......        70,752
    700    Becton Dickinson and Company...........        36,190
  3,475    Biomet, Incorporated...................       162,908
  4,800    Boston Scientific Corporation..........       190,704
  1,000    Guidant Corporation....................        66,040
  7,600    Medtronic Incorporated.................       394,440
  9,400    Stryker Corporation....................       451,952
    116    Viasys Healthcare, Inc. ...............         1,941
                                                      ----------
                                                       1,718,043
                                                      ----------

           Real Estate Investment Trust Industry
           -- 0.47%
  5,300    Equity Office Properties...............       144,425
                                                      ----------


           Real Estate (Other) Industry -- 1.36%
 11,200    AMB Property...........................       414,624
                                                      ----------


           Recreation Industry -- 0.04%
  2,000    Six Flags Inc..........................        10,880
                                                      ----------


           Rental & Leasing Industry -- 0.06%
  1,200    United Rentals.........................        19,068
                                                      ----------

           Restaurant Industry -- 0.05%
    700    Darden Restaurants Inc. ...............        16,324
                                                      ----------


           Retail Building Supply Industry --
           1.59%
 12,400    Home Depot Incorporated................       486,080
                                                      ----------


           Retail (Special Lines) Industry --
           0.11%
  1,100    Tiffany & Co ..........................        33,814
                                                      ----------


           Retail Store Industry -- 1.55%
    700    American Eagle.........................        25,795
    800    BJ's Wholesale Club Incorporated.......        21,872
  4,300    Borders Group, Incorporated............       106,640
  1,600    CVS Corporation........................        67,408
  2,176    Dollar General.........................        43,846
  4,200    Federated Department Stores............       190,806
    100    Foot Locker Inc. ......................         2,370
    271    Neiman Marcus Class B..................        14,431
                                                      ----------
                                                         473,168
                                                      ----------

           Retail - Televisions, Radios, and
           Electronics Industry -- 0.33%
  1,050    Best Buy...............................        56,952
  2,500    Circuit City Corporation...............        38,350
    200    RadioShack Corporation.................         5,728
                                                      ----------
                                                         101,030
                                                      ----------

           Securities Brokerage Industry -- 0.70%
  4,200    Merrill Lynch and Company Incorporated.       208,824
     87    Piper Jaffray Companies................         3,444
                                                      ----------
                                                         212,268
                                                      ----------

           Semiconductor Industry -- 2.28%
  1,800    Altera.................................        35,226
  2,200    Analog Devices Incorporated............        85,316

  1,200    Broadcom Corp..........................        32,748
 21,500    Intel Corporation......................       431,290
  1,800    LSI Logic..............................         7,794
  2,200    Micron Technology Incorporated.........        26,466
    947    Mykrolis Corporation...................         9,536
  1,800    National Semiconductor Company.........        27,882
  1,500    Xilinx Inc Com.........................        40,500
                                                      ----------
                                                         696,758
                                                      ----------

           Semiconductor Capital Equipment
           Industry -- 0.32%
  5,900    Applied Materials Incorporated.........        97,291
                                                      ----------


           Steel (General) Industry -- 0.03%
    400    Worthington Industries Incorporated....         8,540
                                                      ----------


           Telecommunication Equipment Industry
           -- 1.65%
  1,400    ADC Telecom............................         2,534
  1,800    Agilent Technologies Incorporated......        38,826
    300    Andrew Corporation.....................         3,672
 24,700    Cisco Systems Incorporated.............       446,082
  1,400    Tellabs Incorporated...................        12,866
                                                      ----------
                                                         503,980
                                                      ----------

           Telecommunication Services Industry --
           5.19%
  6,500    A T & T Corporation....................        93,080
 16,800    A T & T Wireless Services, Inc. .......       248,304
  1,800    Alltel Corporation.....................        98,838
 10,700    Bellsouth Corporation..................       290,184
  2,900    Nextel Communication...................        69,136
  5,600    Qualcomm Incorporated..................       218,624
 14,747    SBC Communications Incorporated........       382,685
  9,100    Sprint Corporation (FON Group) ........       183,183
                                                      ----------
                                                       1,584,034
                                                      ----------

           Thrift Industry -- 3.23%
  4,300    Federal Home Loan Mortgage Association.       280,532
 11,100    Federal National Mortgage Association..       703,740
                                                      ----------
                                                         984,272
                                                      ----------

           Toiletries/Cosmetics Industry -- 0.89%
  6,200    Avon Products Incorporated.............       270,816
                                                      ----------


           Transportation Industry -- 0.60%
  3,100    Harley-Davidson Inc....................       184,264
                                                      ----------


           Transportation Services (Not Elsewhere
           Classified) Industry -- 1.74%
  1,278    Sabre Holdings Corporation.............        31,349
  6,600    United Parcel Service..................       501,072
                                                      ----------
                                                         532,421
                                                      ----------


           COMMON STOCK - Total...................    30,423,752
                                                     -----------

           CASH, RECEIVABLES & LIABILITIES........        96,158
                                                     -----------

           TOTAL PORTFOLIO........................   $30,519,910
                                                     -----------

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.